Shenkman Capital Floating Rate High Income Fund
Schedule of Investments
June 30, 2020 (Unaudited)

	Principal	Fair
	Amount	Value
BANK LOANS - 85.19%

AEROSPACE & DEFENSE - 0.52%
Transdigm, Inc.
Senior Secured First Lien Term Loan 2.428% (1 Month LIBOR USD + 2.25%), 08/22/2024 (a)	$537,209	$488,452
Senior Secured First Lien Term Loan 2.428% (1 Month LIBOR USD + 2.25%), 12/09/2025 (a)	698,925	632,712
		1,121,164
AUTO RETAIL - 0.30%
CWGS Group, LLC, Senior Secured First Lien Term Loan 4.123% (3 Month LIBOR USD + 2.75%, 0.750% Floor), 11/08/2023 (a)	717,655	652,618
AUTOMOTIVE - 0.90%
Adient U.S., LLC
Senior Secured First Lien Term Loan 4.178% (1 Month LIBOR USD + 4.00%), 05/06/2024 (a)	540,200	521,293
Senior Secured First Lien Term Loan 4.474% (3 Month LIBOR USD + 4.00%), 05/06/2024 (a)	182,500	176,112
Clarios Global, L.P., Senior Secured First Lien Term Loan 3.678% (1 Month LIBOR USD + 3.50%), 04/30/2026 (a)	754,479	721,470
LTI Holdings, Inc., Senior Secured First Lien Term Loan 3.678% (1 Month LIBOR USD + 3.50%), 09/08/2025 (a)	618,975	529,332
		1,948,207
BUILDING PRODUCTS - 3.03%
ASP Unifrax Holdings, Inc., Senior Secured First Lien Term Loan 4.822% (6 Month LIBOR USD + 3.75%), 12/12/2025 (a)	881,575	740,356
CPG International, Inc., Senior Secured First Lien Term Loan 4.75% (6 Month LIBOR USD + 3.75%, 1.000% Floor), 05/03/2024 (a)	421,519	418,754
HD Supply Waterworks, Ltd.
Senior Secured First Lien Term Loan 3.75% (1 Month LIBOR USD + 2.75%, 1.000% Floor), 08/01/2024 (a)	105,299	100,857
Senior Secured First Lien Term Loan 3.75% (3 Month LIBOR USD + 2.75%, 1.000% Floor), 08/01/2024 (a)	489,451	468,801
Henry Co., LLC, Senior Secured First Lien Term Loan 5.00% (1 Month LIBOR USD + 4.00%, 1.000% Floor), 10/05/2023 (a)	774,924	755,795
Pisces Midco, Inc., Senior Secured First Lien Term Loan 3.941% (1 Month LIBOR USD + 3.75%), 04/12/2025 (a)	941,353	899,876
QUIKRETE Holdings, Inc., Senior Secured First Lien Term Loan 2.674% (1 Month LIBOR USD + 2.50%), 02/01/2027 (a)	811,836	783,676
SiteOne Landscape Supply, Inc., Senior Secured First Lien Term Loan 3.75% (1 Month LIBOR USD + 2.75%, 1.000% Floor), 10/29/2024 (a)	387,565	380,298
SRS Distribution, Inc., Senior Secured First Lien Term Loan 4.322% (6 Month LIBOR USD + 3.25%), 05/23/2025 (a)	761,684	722,838
TricorBraun Holdings, Inc., Senior Secured First Lien Term Loan 4.75% (3 Month LIBOR USD + 3.75%, 1.000% Floor), 11/30/2023 (a)	737,011	711,400
VC GB Holdings, Inc., Senior Secured First Lien Term Loan 4.00% (1 Month LIBOR USD + 3.00%, 1.000% Floor), 02/28/2024 (a)	613,359	585,758
		6,568,409
CASINOS & GAMING - 3.16%
Aristocrat International PTY, Ltd., Senior Secured First Lien Term Loan 4.75% (3 Month LIBOR USD + 3.75%, 1.000% Floor), 10/21/2024 (a)	480,000	477,300
Caesars Resort Collection, LLC, Senior Secured First Lien Term Loan 2.928% (1 Month LIBOR USD + 2.75%), 12/23/2024 (a)	760,500	679,104
Golden Entertainment, Inc., Senior Secured First Lien Term Loan 3.75% (1 Month LIBOR USD + 3.00%, 0.750% Floor), 10/21/2024 (a)	591,775	540,734
Golden Nugget, Inc.
Senior Secured First Lien Term Loan 3.25% (1 Month LIBOR USD + 2.50%, 0.750% Floor), 10/04/2023 (a)	211,195	169,484
Senior Secured First Lien Term Loan 3.25% (2 Month LIBOR USD + 2.50%, 0.750% Floor), 10/04/2023 (a)	248,930	199,766
GVC Holdings PLC, Senior Secured First Lien Term Loan 3.308% (6 Month LIBOR USD + 2.25%, 1.000% Floor), 03/29/2024 (a)	469,200	456,590
Playtika Holding Corp., Senior Secured First Lien Term Loan 7.072% (6 Month LIBOR USD + 6.00%, 1.000% Floor), 12/10/2024 (a)	1,303,073	1,305,114
Scientific Games International, Inc.
Senior Secured First Lien Term Loan 2.928% (1 Month LIBOR USD + 2.75%), 08/14/2024 (a)	224,610	199,678
Senior Secured First Lien Term Loan 3.058% (3 Month LIBOR USD + 2.75%), 08/14/2024 (a)	2,930	2,605
Senior Secured First Lien Term Loan 3.612% (6 Month LIBOR USD + 2.75%), 08/14/2024 (a)	918,151	816,236
Stars Group Holdings B.V., Senior Secured First Lien Term Loan 3.808% (3 Month LIBOR USD + 3.50%), 07/10/2025 (a)	1,256,122	1,251,637
Station Casinos, LLC, Senior Secured First Lien Term Loan 2.50% (1 Month LIBOR USD + 2.25%, 0.250% Floor), 02/08/2027 (a)	839,489	769,181
		6,867,429
CHEMICALS - 3.40%
Allnex S.A.R.L., Senior Secured First Lien Term Loan 4.00% (3 Month LIBOR USD + 3.25%, 0.750% Floor), 09/13/2023 (a)	677,281	642,401
Allnex U.S.A., Inc., Senior Secured First Lien Term Loan 4.00% (3 Month LIBOR USD + 3.25%, 0.750% Floor), 09/13/2023 (a)	510,279	483,999
Colouroz Midco
Senior Secured First Lien Term Loan 4.02% (3 Month LIBOR USD + 3.00%, 1.000% Floor), 09/07/2021 (a)	868,784	756,251
Senior Secured First Lien Term Loan 4.02% (3 Month LIBOR USD + 3.00%, 1.000% Floor), 09/07/2021 (a)	143,620	125,017
Consolidated Energy Finance S.A., Senior Secured First Lien Term Loan 2.694% (1 Month LIBOR USD + 2.50%), 05/07/2025 (a)	494,888	452,822
H.B. Fuller Co., Senior Secured First Lien Term Loan 2.19% (1 Month LIBOR USD + 2.00%), 10/21/2024 (a)	541,315	524,586
PMHC II, Inc., Senior Secured First Lien Term Loan 4.50% (3 Month LIBOR USD + 3.50%, 1.000% Floor), 03/31/2025 (a)	469,200	406,327
Polar U.S. Borrower, LLC
Senior Secured First Lien Term Loan 4.925% (1 Month LIBOR USD + 4.75%), 10/15/2025 (a)	738,432	697,806
Senior Secured First Lien Term Loan 4.928% (1 Month LIBOR USD + 4.75%), 10/15/2025 (a)	11,114	10,516
PQ Corp., Senior Secured First Lien Term Loan 3.35% ( LIBOR USD + 0.00%), 02/08/2027 (a)(h)	435,000	421,134
Road Infrastructure Investment, LLC (Ennis-Flint), Senior Secured First Lien Term Loan 4.50% (3 Month LIBOR USD + 3.50%, 1.000% Floor), 06/13/2023 (a)	782,800	691,996
Solenis International, L.P.
Senior Secured First Lien Term Loan 4.363% (3 Month LIBOR USD + 4.00%), 06/26/2025 (a)	614,365	592,608
Senior Secured Second Lien Term Loan 8.863% (3 Month LIBOR USD + 8.50%), 06/26/2026 (a)	215,000	188,073
Spectrum Holdings III Corp., Senior Secured First Lien Term Loan 4.322% (6 Month LIBOR USD + 3.25%, 1.000% Floor), 01/31/2025 (a)	724,963	641,744
Tronox Finance, LLC
Senior Secured First Lien Term Loan 2.928% (1 Month LIBOR USD + 2.75%), 09/23/2024 (a)	459,772	442,563
Senior Secured First Lien Term Loan 3.058% (3 Month LIBOR USD + 2.75%), 09/23/2024 (a)	324,419	312,275
		7,390,118
COMMERCIAL SERVICES - 3.71%
AlixPartners, LLP, Senior Secured First Lien Term Loan 3.50% (1 Month LIBOR USD + 2.50%, 1.000% Floor), 04/04/2024 (a)	1,340,968	1,300,041
Allied Universal Holdco, LLC, Senior Secured First Lien Term Loan 4.428% (1 Month LIBOR USD + 4.25%), 07/10/2026 (a)	1,134,300	1,104,207
Camelot U.S. Acquisition 1 Co., Senior Secured First Lien Term Loan 3.178% (1 Month LIBOR USD + 3.00%), 10/30/2026 (a)	1,156,704	1,123,269
Capri Acquisitions BidCo, Ltd., Senior Secured First Lien Term Loan 3.76% (3 Month LIBOR USD + 3.00%), 11/01/2024 (a)	713,849	687,079
EAB Global, Inc., Senior Secured First Lien Term Loan 4.885% (3 Month LIBOR USD + 3.75%, 1.000% Floor), 11/15/2024 (a)	486,400	462,697
Garda World Security Corp., Senior Secured First Lien Term Loan 4.93% (3 Month LIBOR USD + 4.75%), 10/30/2026 (a)	590,876	581,718
IRI Holdings, Inc., Senior Secured First Lien Term Loan 4.613% (3 Month LIBOR USD + 4.25%), 12/01/2025 (a)	1,713,900	1,632,490
KAR Auction Services, Inc., Senior Secured First Lien Term Loan 2.50% (1 Month LIBOR USD + 2.25%), 09/21/2026 (a)	668,112	635,542
Tempo Acquisition, LLC, Senior Secured First Lien Term Loan 2.928% (1 Month LIBOR USD + 2.75%), 05/01/2024 (a)	545,686	520,107
		8,047,150

CONSTRUCTION & ENGINEERING - 0.97%
Amentum Government Services Holdings, LLC, Senior Secured First Lien Term Loan 4.178% (1 Month LIBOR USD + 4.00%), 02/01/2027 (a)	957,000	942,243
Brand Industrial Services, Inc.
Senior Secured First Lien Term Loan 5.25% (3 Month LIBOR USD + 4.25%, 1.000% Floor), 06/21/2024 (a)	6,509	5,983
Senior Secured First Lien Term Loan 5.293% (3 Month LIBOR USD + 4.25%, 1.000% Floor), 06/21/2024 (a)	672,807	618,421
Senior Secured First Lien Term Loan 5.637% (3 Month LIBOR USD + 4.25%, 1.000% Floor), 06/21/2024 (a)	583,464	536,300
		2,102,947
CONSUMER NON-DISCRETIONARY - 1.69%
Alphabet Holding Co., Inc.
Senior Secured First Lien Term Loan 3.678% (1 Month LIBOR USD + 3.50%), 09/26/2024 (a)	1,281,244	1,209,571
Senior Secured Second Lien Term Loan 7.928% (1 Month LIBOR USD + 7.75%), 09/26/2025 (a)	455,000	411,015
Hoffmaster Group, Inc., Senior Secured First Lien Term Loan 5.00% (3 Month LIBOR USD + 4.00%, 1.000% Floor), 11/21/2023 (a)	723,750	585,561
Kronos Acquisition Holdings, Inc., Senior Secured First Lien Term Loan 5.00% (1 Month LIBOR USD + 4.00%, 1.000% Floor), 05/15/2023 (a)	1,529,853	1,461,874
		3,668,021
DISCRETIONARY - CONSUMER GOODS - 1.69%
Champ Acquisition Corp., Senior Secured First Lien Term Loan 6.572% (6 Month LIBOR USD + 5.50%), 12/19/2025 (a)	187,598	178,013
Kontoor Brands, Inc., Senior Secured First Lien Term Loan 4.43% (1 Month LIBOR USD + 4.25%), 05/15/2026 (a)	315,917	301,700
Learning Care Group (U.S.) No. 2, Inc.
Senior Secured First Lien Term Loan 4.25% (3 Month LIBOR USD + 3.25%, 1.000% Floor), 03/13/2025 (a)	32,503	28,775
Senior Secured First Lien Term Loan 4.25% (6 Month LIBOR USD + 3.25%, 1.000% Floor), 03/13/2025 (a)	431,930	382,393
Pearl Intermediate Parent, LLC, Senior Secured First Lien Term Loan 2.928% (1 Month LIBOR USD + 2.75%), 02/14/2025 (a)	364,150	347,763
Prometric Holdings, Inc., Senior Secured First Lien Term Loan 4.00% (1 Month LIBOR USD + 3.00%, 1.000% Floor), 01/29/2025 (a)	718,554	651,190
Renaissance Holding Corp., Senior Secured First Lien Term Loan 4.01% (3 Month LIBOR USD + 3.25%), 05/30/2025 (a)	514,500	497,599
SIWF Holdings, Inc., Senior Secured First Lien Term Loan 5.322% (6 Month LIBOR USD + 4.25%), 06/13/2025 (a)	568,400	532,875
Wand NewCo 3, Inc.
Senior Secured First Lien Term Loan 4.072% (3 Month LIBOR USD + 3.00%), 02/05/2026 (a)	106,914	101,836
Senior Secured First Lien Term Loan 4.072% (6 Month LIBOR USD + 3.00%), 02/05/2026 (a)	690,056	657,278
		3,679,422
DIVERSIFIED FINANCIAL SERVICES - 2.41%
Avolon TLB Borrower 1 (U.S.), LLC, Senior Secured First Lien Term Loan 2.50% (1 Month LIBOR USD + 1.75%, 0.750% Floor), 01/15/2025 (a)	147,341	137,663
Blackstone Mortgage Trust, Inc., Senior Secured First Lien Term Loan 2.424% (1 Month LIBOR USD + 2.25%), 04/23/2026 (a)	580,613	547,227
Financial & Risk U.S. Holdings, Inc., Senior Secured First Lien Term Loan 3.428% (1 Month LIBOR USD + 3.25%), 10/01/2025 (a)	764,119	747,499
Focus Financial Partners, LLC, Senior Secured First Lien Term Loan 2.174% (1 Month LIBOR USD + 2.00%), 07/03/2024 (a)	620,233	596,199
Micro Holding Corp., Senior Secured First Lien Term Loan 4.572% (3 Month LIBOR USD + 3.50%), 09/13/2024 (a)	695,933	673,235
Starwood Property Mortgage, LLC, Senior Secured First Lien Term Loan 2.678% (1 Month LIBOR USD + 2.50%), 07/27/2026 (a)	471,438	453,759
Titan AcquisitionCo New Zealand, Ltd., Senior Secured First Lien Term Loan 4.308% (3 Month LIBOR USD + 4.00%), 05/01/2026 (a)	480,088	456,684
VFH Parent, LLC, Senior Secured First Lien Term Loan 3.188% (1 Month LIBOR USD + 3.00%), 03/02/2026 (a)	1,668,668	1,629,737
		5,242,003
ENVIRONMENTAL SERVICES - 1.83%
Belfor Holdings, Inc., Senior Secured First Lien Term Loan 4.178% (1 Month LIBOR USD + 4.00%), 04/06/2026 (a)	465,300	460,065
Brightview Landscapes, LLC
Senior Secured First Lien Term Loan 2.688% (1 Month LIBOR USD + 2.50%), 08/15/2025 (a)	503,778	491,184
Senior Secured First Lien Term Loan 2.75% (1 Month LIBOR USD + 2.50%), 08/15/2025 (a)	618,322	602,864
Granite Acquisition, Inc.
Senior Secured First Lien Term Loan 4.50% (3 Month LIBOR USD + 3.50%, 1.000% Floor), 12/17/2021 (a)	1,469,404	1,445,894
Senior Secured Second Lien Term Loan 8.25% (3 Month LIBOR USD + 7.25%, 1.000% Floor), 12/19/2022 (a)	356,709	351,804
Strategic Materials Holdings Corp., Senior Secured First Lien Term Loan 4.75% (3 Month LIBOR USD + 3.75%, 1.000% Floor), 11/01/2024 (a)	926,250	625,223
		3,977,034
FOOD & BEVERAGE - 1.17%
Dole Food Co., Inc., Senior Secured First Lien Term Loan 3.75% (1 Month LIBOR USD + 2.75%, 1.000% Floor), 04/08/2024 (a)	740,000	722,270
Froneri U.S., Inc., Senior Secured First Lien Term Loan 2.428% (1 Month LIBOR USD + 2.25%), 01/29/2027 (a)	650,000	613,035
H-Food Holdings, LLC
Senior Secured First Lien Term Loan 3.866% (1 Month LIBOR USD + 3.6875%), 05/23/2025 (a)	891,800	852,132
Senior Secured First Lien Term Loan 4.178% (1 Month LIBOR USD + 4.00%), 05/23/2025 (a)	123,125	118,152
Sunshine Investments B.V., Senior Secured First Lien Term Loan 3.674% (3 Month LIBOR USD + 3.25%), 03/28/2025 (a)	237,600	231,660
		2,537,249
FOOD & DRUG RETAIL - 0.76%
BJ's Wholesale Club, Inc., Senior Secured First Lien Term Loan 2.435% (1 Month LIBOR USD + 2.25%), 02/02/2024 (a)	1,261,011	1,223,067
JP Intermediate B, LLC, Senior Secured First Lien Term Loan 6.50% (3 Month LIBOR USD + 5.50%, 1.000% Floor), 11/20/2025 (a)	605,787	429,806
		1,652,873
HEALTH CARE EQUIPMENT & SUPPLIES - 1.22%
athenahealth, Inc., Senior Secured First Lien Term Loan 4.818% (3 Month LIBOR USD + 4.50%), 02/11/2026 (a)	651,750	633,828
Greatbatch, Ltd., Senior Secured First Lien Term Loan 3.50% (1 Month LIBOR USD + 2.50%, 1.000% Floor), 10/27/2022 (a)	505,363	499,614
Greenway Health, LLC, Senior Secured First Lien Term Loan 4.82% (6 Month LIBOR USD + 3.75%, 1.000% Floor), 02/16/2024 (a)	630,500	504,400
Navicure, Inc., Senior Secured First Lien Term Loan 4.178% (1 Month LIBOR USD + 4.00%), 10/22/2026 (a)	653,363	628,861
Vizient, Inc., Senior Secured First Lien Term Loan 2.178% (1 Month LIBOR USD + 2.00%), 05/06/2026 (a)	406,850	392,801
		2,659,504
HEALTH CARE FACILITIES - 3.69%
Acadia Healthcare Co., Inc., Senior Secured First Lien Term Loan 2.678% (1 Month LIBOR USD + 2.50%), 02/11/2022 (a)	874,406	859,103
AHP Health Partners, Inc., Senior Secured First Lien Term Loan 5.50% (1 Month LIBOR USD + 4.50%, 1.000% Floor), 06/30/2025 (a)	599,485	580,002
Bioscrip, Inc., Senior Secured First Lien Term Loan 4.678% (1 Month LIBOR USD + 4.50%), 08/06/2026 (a)	427,850	416,797
CHG Healthcare Services, Inc., Senior Secured First Lien Term Loan 4.072% (6 Month LIBOR USD + 3.00%, 1.000% Floor), 06/07/2023 (a)	534,369	516,623
Dentalcorp Perfect Smile, ULC, Senior Secured First Lien Term Loan 4.75% (1 Month LIBOR USD + 3.75%, 1.000% Floor), 06/06/2025 (a)	563,911	505,405
Envision Healthcare Corp., Senior Secured First Lien Term Loan 3.928% (1 Month LIBOR USD + 3.75%), 10/10/2025 (a)	822,068	546,675
Examworks Group, Inc., Senior Secured First Lien Term Loan 4.322% (6 Month LIBOR USD + 3.25%, 1.000% Floor), 07/27/2023 (a)	824,814	808,834
Gentiva Health Services, Inc., Senior Secured First Lien Term Loan 3.438% (1 Month LIBOR USD + 3.25%), 07/02/2025 (a)	783,538	761,991
Global Medical Response, Inc.
Senior Secured First Lien Term Loan 4.25% (6 Month LIBOR USD + 3.25%, 1.000% Floor), 04/28/2022 (a)	911,753	880,074
Senior Secured First Lien Term Loan 5.25% (6 Month LIBOR USD + 4.25%, 1.000% Floor), 03/14/2025 (a)	375,375	360,125
Heartland Dental, LLC, Senior Secured First Lien Term Loan 3.678% (1 Month LIBOR USD + 3.50%), 04/30/2025 (a)	823,870	739,765
RegionalCare Hospital Partners Holdings, Inc., Senior Secured First Lien Term Loan 3.928% (1 Month LIBOR USD + 3.75%), 11/14/2025 (a)	741,339	697,203
Team Health Holdings, Inc., Senior Secured First Lien Term Loan 3.75% (1 Month LIBOR USD + 2.75%, 1.000% Floor), 02/06/2024 (a)	440,559	340,334
		8,012,931
HOTEL & LEISURE - 2.14%
Alterra Mountain Co., Senior Secured First Lien Term Loan 2.928% (1 Month LIBOR USD + 2.75%), 07/31/2024 (a)	1,229,275	1,163,589
Four Seasons Hotels, Ltd., Senior Secured First Lien Term Loan 2.178% (1 Month LIBOR USD + 2.00%), 11/30/2023 (a)	501,995	477,053
Lakeland Tours, LLC, Senior Secured First Lien Term Loan 5.25% (3 Month LIBOR USD + 4.25%, 1.000% Floor), 12/16/2024 (a)	701,889	367,790
Marriott Ownership Resorts, Inc., Senior Secured First Lien Term Loan 1.928% (1 Month LIBOR USD + 1.75%), 08/29/2025 (a)	681,401	644,670
SeaWorld Parks & Entertainment, Inc., Senior Secured First Lien Term Loan 3.75% (1 Month LIBOR USD + 3.00%, 0.750% Floor), 04/01/2024 (a)	1,164,899	1,039,673
United PF Holdings, LLC, Senior Secured First Lien Term Loan 4.308% (3 Month LIBOR USD + 4.00%), 12/30/2026 (a)	1,065,695	957,351
		4,650,126

INDUSTRIAL MACHINERY - 4.39%
Blount International, Inc., Senior Secured First Lien Term Loan 4.75% (1 Month LIBOR USD + 3.75%, 1.000% Floor), 04/12/2023 (a)	605,775	591,200
Columbus McKinnon Corp., Senior Secured First Lien Term Loan 3.50% (3 Month LIBOR USD + 2.50%, 1.000% Floor), 01/31/2024 (a)	377,201	365,885
CPM Holdings, Inc.
Senior Secured First Lien Term Loan 3.962% (1 Month LIBOR USD + 3.75%), 11/17/2025 (a)	591,000	540,839
Senior Secured Second Lien Term Loan 8.462% (1 Month LIBOR USD + 8.25%), 11/16/2026 (a)	275,000	238,906
EWT Holdings III Corp., Senior Secured First Lien Term Loan 2.928% (1 Month LIBOR USD + 2.75%), 12/20/2024 (a)	1,300,899	1,264,857
Filtration Group Corp., Senior Secured First Lien Term Loan 3.178% (1 Month LIBOR USD + 3.00%), 03/31/2025 (a)	1,565,434	1,494,989
Helix Acquisition Holdings, Inc., Senior Secured First Lien Term Loan 5.20% (3 Month LIBOR USD + 3.75%), 09/30/2024 (a)	641,773	549,923
Navistar, Inc., Senior Secured First Lien Term Loan 3.70% (1 Month LIBOR USD + 3.50%), 11/06/2024 (a)	1,234,422	1,174,244
Penn Engineering & Manufacturing Corp., Senior Secured First Lien Term Loan 3.75% (3 Month LIBOR USD + 2.75%, 1.000% Floor), 06/27/2024 (a)	720,723	699,101
Pro Mach Group, Inc., Senior Secured First Lien Term Loan 2.93% (1 Month LIBOR USD + 2.75%), 03/07/2025 (a)	488,750	460,114
UOS, LLC, Senior Secured First Lien Term Loan 4.44% (1 Month LIBOR USD + 4.25%), 04/18/2025 (a)	611,949	602,770
Vertiv Group Corp., Senior Secured First Lien Term Loan 3.183% (1 Month LIBOR USD + 3.00%), 03/02/2027 (a)	1,251,863	1,195,529
Welbilt, Inc., Senior Secured First Lien Term Loan 2.678% (1 Month LIBOR USD + 2.50%), 10/23/2025 (a)	415,553	359,454
		9,537,811
INSURANCE - 3.08%
Acrisure, LLC, Senior Secured First Lien Term Loan 3.678% (1 Month LIBOR USD + 3.50%), 02/16/2027 (a)	873,855	828,852
AssuredPartners, Inc., Senior Secured First Lien Term Loan 3.678% (1 Month LIBOR USD + 3.50%), 02/12/2027 (a)	1,236,261	1,186,038
Asurion, LLC
Senior Secured First Lien Term Loan 3.178% (1 Month LIBOR USD + 3.00%), 08/04/2022 (a)	1,154,334	1,126,919
Senior Secured First Lien Term Loan 3.178% (1 Month LIBOR USD + 3.00%), 11/03/2023 (a)	606,942	588,922
Senior Secured First Lien Term Loan 3.178% (1 Month LIBOR USD + 3.00%), 11/04/2024 (a)	533,639	516,741
Senior Secured Second Lien Term Loan 6.678% (1 Month LIBOR USD + 6.50%), 08/04/2025 (a)	640,000	638,400
HUB International, Ltd.
Senior Secured First Lien Term Loan 4.02% (3 Month LIBOR USD + 3.00%), 04/25/2025 (a)	720,300	687,138
Senior Secured First Lien Term Loan 5.00% (3 Month LIBOR USD + 4.00%, 1.000% Floor), 04/25/2025 (a)	348,250	344,071
Sedgwick Claims Management Services, Inc., Senior Secured First Lien Term Loan 4.178% (1 Month LIBOR USD + 4.00%), 09/03/2026 (a)	792,000	763,373
		6,680,454
LIFE SCIENCES - 1.02%
Albany Molecular Research, Inc., Senior Secured First Lien Term Loan 4.25% (3 Month LIBOR USD + 3.25%, 1.000% Floor), 08/28/2024 (a)	376,127	365,125
Cambrex Corp., Senior Secured First Lien Term Loan 6.00% (1 Month LIBOR USD + 5.00%, 1.000% Floor), 12/04/2026 (a)	423,870	417,512
Jaguar Holding Co. II, Senior Secured First Lien Term Loan 3.50% (1 Month LIBOR USD + 2.50%, 1.000% Floor), 08/18/2022 (a)	965,063	955,413
Parexel International Corp., Senior Secured First Lien Term Loan 2.928% (1 Month LIBOR USD + 2.75%), 09/27/2024 (a)	506,372	481,530
		2,219,580
MANAGED HEALTH CARE - 0.54%
MPH Acquisition Holdings, LLC, Senior Secured First Lien Term Loan 3.75% (3 Month LIBOR USD + 2.75%, 1.000% Floor), 06/07/2023 (a)	364,802	347,879
Verscend Holding Corp., Senior Secured First Lien Term Loan 4.678% (1 Month LIBOR USD + 4.50%), 08/27/2025 (a)	856,998	831,181
		1,179,060
MEDIA - BROADCASTING - 3.04%
CBS Radio, Inc., Senior Secured First Lien Term Loan 2.684% (1 Month LIBOR USD + 2.50%), 11/18/2024 (a)	538,255	505,176
Diamond Sports Group, LLC, Senior Secured First Lien Term Loan 3.43% (1 Month LIBOR USD + 3.25%), 08/24/2026 (a)	798,963	654,151
E.W. Scripps Co., Senior Secured First Lien Term Loan 2.678% (1 Month LIBOR USD + 2.50%), 05/01/2026 (a)	943,098	894,618
Gray Television, Inc., Senior Secured First Lien Term Loan 2.673% (1 Month LIBOR USD + 2.50%), 01/02/2026 (a)	446,063	433,267
Hubbard Radio, LLC, Senior Secured First Lien Term Loan 5.25% (2 Month LIBOR USD + 4.25%, 1.000% Floor), 03/28/2025 (a)	605,234	544,711
iHeartCommunications, Inc., Senior Secured First Lien Term Loan 3.178% (1 Month LIBOR USD + 3.00%), 05/01/2026 (a)	866,645	802,370
ION Media Networks, Inc., Senior Secured First Lien Term Loan 3.813% (3 Month LIBOR USD + 3.00%), 12/18/2024 (a)	769,188	730,247
Learfield Communications, LLC, Senior Secured First Lien Term Loan 4.25% (1 Month LIBOR USD + 3.25%, 1.000% Floor), 12/01/2023 (a)	579,000	439,751
Mission Broadcasting, Inc., Senior Secured First Lien Term Loan 2.423% (1 Month LIBOR USD + 2.25%), 01/17/2024 (a)	33,960	32,389
Nexstar Broadcasting, Inc., Senior Secured First Lien Term Loan 2.434% (1 Month LIBOR USD + 2.25%), 01/17/2024 (a)	132,006	125,901
Sinclair Television Group, Inc., Senior Secured First Lien Term Loan 2.69% (1 Month LIBOR USD + 2.50%), 09/30/2026 (a)	937,913	898,051
Univision Communications, Inc., Senior Secured First Lien Term Loan 3.75% (1 Month LIBOR USD + 2.75%, 1.000% Floor), 03/15/2024 (a)	570,735	530,070
		6,590,702
MEDIA - CABLE & SATELLITE - 1.54%
Altice Financing S.A., Senior Secured First Lien Term Loan 2.935% (1 Month LIBOR USD + 2.75%), 07/15/2025 (a)	540,848	513,468
Block Communications, Inc., Senior Secured First Lien Term Loan 2.558% (3 Month LIBOR USD + 2.25%), 02/25/2027 (a)	584,535	573,575
Telenet Financing USD, LLC, Senior Secured First Lien Term Loan 2.185% (1 Month LIBOR USD + 2.00%), 04/28/2028 (a)	1,090,000	1,031,075
WideOpenWest Finance, LLC, Senior Secured First Lien Term Loan 4.25% (1 Month LIBOR USD + 3.25%, 1.000% Floor), 08/18/2023 (a)	1,271,006	1,216,594
		3,334,712
MEDIA - DIVERSIFIED - 3.70%
ABG Intermediate Holdings 2, LLC, Senior Secured First Lien Term Loan 4.50% (3 Month LIBOR USD + 3.50%, 1.000% Floor), 09/27/2024 (a)	2,342,897	2,193,057
Ancestry.com Operations, Inc., Senior Secured First Lien Term Loan 4.43% (1 Month LIBOR USD + 4.25%), 08/27/2026 (a)	2,314,464	2,205,614
AVSC Holding Corp.
Senior Secured First Lien Term Loan 5.50% (3 Month LIBOR USD + 4.50%, 1.000% Floor), 10/15/2026 (a)	22,125	15,709
Senior Secured First Lien Term Loan 6.204% (3 Month LIBOR USD + 4.50%, 1.000% Floor), 10/15/2026 (a)	564,925	401,097
Catalina Marketing Corp., Senior Secured First Lien Term Loan 2.00% (1 Month LIBOR USD + 1.00%, 1.000% Floor), 08/15/2023 (a)	165,185	36,891
Harland Clarke Holdings Corp., Senior Secured First Lien Term Loan 5.75% (3 Month LIBOR USD + 4.75%, 1.000% Floor), 11/03/2023 (a)	691,999	510,062
Match Group, Inc., Senior Secured First Lien Term Loan 2.184% (3 Month LIBOR USD + 1.75%), 02/15/2027 (a)	575,000	547,688
Meredith Corp., Senior Secured First Lien Term Loan 3.26% (3 Month LIBOR USD + 2.50%), 01/31/2025 (a)	795,764	737,076
Nielsen Finance, LLC, Senior Secured First Lien Term Loan 4.75% (1 Month LIBOR USD + 3.75%, 1.000% Floor), 06/04/2025 (a)	750,000	744,844
Red Ventures, LLC, Senior Secured First Lien Term Loan 2.678% (1 Month LIBOR USD + 2.50%), 11/08/2024 (a)	673,826	639,926
		8,031,964
MEDIA - ENTERTAINMENT - 3.77%
CDS Canada 4, L.P., Senior Secured First Lien Term Loan 5.00% (1 Month LIBOR USD + 4.00%), 06/03/2021 (a)	159,281	168,838
CDS U.S. Intermediate Holdings, Inc., Senior Secured First Lien Term Loan 4.75% (3 Month LIBOR USD + 3.75%, 1.000% Floor), 07/08/2022 (a)	1,026,530	483,912
Creative Artists Agency, LLC, Senior Secured First Lien Term Loan 3.928% (1 Month LIBOR USD + 3.75%), 11/26/2026 (a)	833,810	791,807
Crown Finance U.S., Inc., Senior Secured First Lien Term Loan 3.322% (6 Month LIBOR USD + 2.25%), 02/28/2025 (a)	708,273	538,100
Lions Gate Capital Holdings, LLC, Senior Secured First Lien Term Loan 2.428% (1 Month LIBOR USD + 2.25%), 03/24/2025 (a)	444,994	422,747
Metro-Goldwyn-Mayer, Inc., Senior Secured Second Lien Term Loan 5.50% (1 Month LIBOR USD + 4.50%, 1.000% Floor), 07/03/2026 (a)	635,000	612,775
NAI Entertainment Holdings, LLC, Senior Secured First Lien Term Loan 3.50% (1 Month LIBOR USD + 2.50%, 1.000% Floor), 05/08/2025 (a)	517,468	455,803
Nascar Holdings, LLC, Senior Secured First Lien Term Loan 2.93% (1 Month LIBOR USD + 2.75%), 10/19/2026 (a)	725,250	696,758
UFC Holdings, LLC, Senior Secured First Lien Term Loan 4.25% (6 Month LIBOR USD + 3.25%, 1.000% Floor), 04/29/2026 (a)	1,517,988	1,456,001
William Morris Endeavor Entertainment, LLC, Senior Secured First Lien Term Loan 2.93% (1 Month LIBOR USD + 2.75%), 05/16/2025 (a)	2,264,335	1,864,838
WMG Acquisition Corp., Senior Secured First Lien Term Loan 2.303% (1 Month LIBOR USD + 2.125%), 11/01/2023 (a)	703,000	685,815
		8,177,394
METALS & MINING - 0.57%
GrafTech Finance, Inc., Senior Secured First Lien Term Loan 4.50% (1 Month LIBOR USD + 3.50%, 1.000% Floor), 02/12/2025 (a)	807,979	789,464
Thyssenkrupp Elevator, Senior Secured First Lien Term Loan 4.57% (6 Month LIBOR USD + 4.25%), 07/14/2027 (a)	465,000	455,700
		1,245,164
OIL & GAS E&P - 0.11%
California Resources Corp., Senior Secured First Lien Term Loan 5.75% (3 Month LIBOR USD + 4.75%, 1.000% Floor), 12/30/2022 (a)	630,000	231,919
OIL & GAS EQUIPMENT & SERVICES - 0.33%
Illuminate Buyer, LLC, Senior Secured First Lien Term Loan 4.308% (3 Month LIBOR USD + 4.00%), 06/30/2027 (a)	425,000	419,369
U.S. Silica Co., Senior Secured First Lien Term Loan 5.00% (1 Month LIBOR USD + 4.00%, 1.000% Floor), 05/01/2025 (a)	410,517	297,185
		716,554

OIL & GAS STORAGE & TRANSPORT - 1.44%
Brazos Delaware II, LLC, Senior Secured First Lien Term Loan 4.19% (1 Month LIBOR USD + 4.00%), 05/21/2025 (a)	396,900	272,871
Buckeye Partners, L.P., Senior Secured First Lien Term Loan 2.923% (1 Month LIBOR USD + 2.75%), 11/02/2026 (a)	693,263	666,399
Lower Cadence Holdings, LLC, Senior Secured First Lien Term Loan 4.178% (1 Month LIBOR USD + 4.00%), 05/22/2026 (a)	410,850	367,711
Lucid Energy Group II Borrower, LLC, Senior Secured First Lien Term Loan 4.00% (1 Month LIBOR USD + 3.00%, 1.000% Floor), 02/18/2025 (a)	454,023	380,812
Northriver Midstream Finance, L.P., Senior Secured First Lien Term Loan 4.683% (3 Month LIBOR USD + 3.25%), 10/01/2025 (a)	741,788	703,889
Traverse Midstream Partners, LLC, Senior Secured First Lien Term Loan 5.00% (1 Month LIBOR USD + 4.00%, 1.000% Floor), 09/27/2024 (a)	884,250	745,533
		3,137,215
PACKAGING - 2.53%
Ball Metalpack Finco, LLC, Senior Secured First Lien Term Loan 4.863% (3 Month LIBOR USD + 4.50%), 07/31/2025 (a)	737,475	684,469
Berry Global, Inc., Senior Secured First Lien Term Loan 2.177% (1 Month LIBOR USD + 2.00%), 07/01/2026 (a)	811,800	778,366
Flex Acquisition Co., Inc., Senior Secured First Lien Term Loan 4.683% (3 Month LIBOR USD + 3.25%), 06/30/2025 (a)	586,155	553,794
Mauser Packaging Solutions Holding Co., Senior Secured First Lien Term Loan 4.561% (3 Month LIBOR USD + 3.25%), 04/03/2024 (a)	1,074,801	972,695
Pregis Topco, LLC, Senior Secured First Lien Term Loan 4.178% (1 Month LIBOR USD + 4.00%), 07/31/2026 (a)	542,275	525,215
Reynolds Consumer Products, LLC, Senior Secured First Lien Term Loan 1.928% (1 Month LIBOR USD + 1.75%), 02/04/2027 (a)	618,450	597,686
Reynolds Group Holdings, Inc.
Senior Secured First Lien Term Loan 2.924% (1 Month LIBOR USD + 2.75%), 02/06/2023 (a)	470,166	450,386
Senior Secured First Lien Term Loan 2.928% (1 Month LIBOR USD + 2.75%), 02/06/2023 (a)	141,622	135,664
Sabert Corp., Senior Secured First Lien Term Loan 5.50% (1 Month LIBOR USD + 4.50%, 1.000% Floor), 12/10/2026 (a)	813,960	795,645
		5,493,920
PHARMACEUTICALS & BIOTECHNOLOGY - 1.20%
Amneal Pharmaceuticals, LLC, Senior Secured First Lien Term Loan 3.678% (1 Month LIBOR USD + 3.50%), 05/05/2025 (a)	389,987	358,252
Bausch Health Cos., Inc., Senior Secured First Lien Term Loan 3.19% (1 Month LIBOR USD + 3.00%), 06/02/2025 (a)	690,289	672,862
RPI Intermediate Finance Trust
Senior Secured First Lien Term Loan 1.928% (1 Month LIBOR USD + 1.75%), 02/11/2027 (a)	1,145,619	1,119,367
Senior Secured First Lien Term Loan 1.928% (1 Month LIBOR USD + 1.75%), 02/11/2027 (a)	459,422	446,214
		2,596,695
RESTAURANTS - 0.86%
IRB Holding Corp., Senior Secured First Lien Term Loan 3.75% (6 Month LIBOR USD + 2.75%, 1.000% Floor), 02/05/2025 (a)	753,952	698,887
K-Mac Holdings Corp., Senior Secured First Lien Term Loan 3.178% (1 Month LIBOR USD + 3.00%), 03/14/2025 (a)	583,160	549,211
Tacala, LLC, Senior Secured First Lien Term Loan 3.674% (1 Month LIBOR USD + 3.50%), 02/05/2027 (a)	648,867	615,071
		1,863,169
RETAILING - 2.01%
Bass Pro Group, LLC, Senior Secured First Lien Term Loan 6.072% (6 Month LIBOR USD + 5.00%, 0.750% Floor), 09/25/2024 (a)	776,840	750,482
Belron Finance U.S., LLC, Senior Secured First Lien Term Loan 2.974% (3 Month LIBOR USD + 2.50%), 11/07/2024 (a)	604,500	587,121
Harbor Freight Tools U.S.A., Inc., Senior Secured First Lien Term Loan 3.25% (1 Month LIBOR USD + 2.50%, 0.750% Floor), 08/18/2023 (a)	589,519	569,133
Hoya Midco, LLC, Senior Secured First Lien Term Loan 4.572% (6 Month LIBOR USD + 3.50%, 1.000% Floor), 06/28/2024 (a)	970,297	823,539
Jo-Ann Stores, LLC, Senior Secured First Lien Term Loan 6.00% (6 Month LIBOR USD + 5.00%, 1.000% Floor), 10/20/2023 (a)	415,032	259,395
Michaels Stores, Inc.
Senior Secured First Lien Term Loan 3.50% (1 Month LIBOR USD + 2.50%, 1.000% Floor), 01/30/2023 (a)	226,154	207,873
Senior Secured First Lien Term Loan 3.558% (3 Month LIBOR USD + 2.50%, 1.000% Floor), 01/30/2023 (a)	134,861	123,960
Senior Secured First Lien Term Loan 3.568% (3 Month LIBOR USD + 2.50%, 1.000% Floor), 01/30/2023 (a)	131,169	120,566
Pug, LLC, Senior Secured First Lien Term Loan 3.678% (1 Month LIBOR USD + 3.50%), 02/12/2027 (a)	935,300	820,726
Sally Holdings, LLC, Senior Secured First Lien Term Loan 2.43% (1 Month LIBOR USD + 2.25%), 07/05/2024 (a)	97,436	93,538
		4,356,333
SOFTWARE & SERVICES - 12.30%
Access CIG, LLC
Senior Secured First Lien Term Loan 3.924% (1 Month LIBOR USD + 3.75%), 02/27/2025 (a)	1,262,045	1,205,518
Senior Secured Second Lien Term Loan 7.924% (1 Month LIBOR USD + 7.75%), 02/27/2026 (a)	315,000	274,574
Barracuda Networks, Inc., Senior Secured First Lien Term Loan 4.25% (3 Month LIBOR USD + 3.25%, 1.000% Floor), 02/12/2025 (a)	1,075,456	1,052,334
Buzz Merger Sub, Ltd., Senior Secured First Lien Term Loan 2.924% (1 Month LIBOR USD + 2.75%), 01/29/2027 (a)	630,000	611,888
Cardtronics U.S.A., Inc., Senior Secured First Lien Term Loan 5.00% (1 Month LIBOR USD + 4.00%, 1.000% Floor), 06/29/2027 (a)	545,000	536,825
Castle U.S. Holding Corp., Senior Secured First Lien Term Loan 4.058% (3 Month LIBOR USD + 3.75%), 01/29/2027 (a)	1,177,542	1,080,394
Dawn Acquisition, LLC, Senior Secured First Lien Term Loan 4.058% (3 Month LIBOR USD + 3.75%), 12/31/2025 (a)	496,346	454,653
DCert Buyer, Inc., Senior Secured First Lien Term Loan 4.178% (1 Month LIBOR USD + 4.00%), 10/16/2026 (a)	852,863	827,631
Dynatrace, LLC, Senior Secured First Lien Term Loan 2.428% (1 Month LIBOR USD + 2.25%), 08/22/2025 (a)	620,955	607,499
EagleView Technology Corp., Senior Secured First Lien Term Loan 3.863% (3 Month LIBOR USD + 3.50%), 08/14/2025 (a)	876,650	833,208
EVO Payments International, LLC, Senior Secured First Lien Term Loan 3.434% (1 Month LIBOR USD + 3.25%), 12/22/2023 (a)	1,183,050	1,154,953
GlobalLogic Holdings, Inc., Senior Secured First Lien Term Loan 2.928% (1 Month LIBOR USD + 2.75%), 08/01/2025 (a)	497,515	478,649
Imperva, Inc., Senior Secured First Lien Term Loan 5.00% (3 Month LIBOR USD + 4.00%, 1.000% Floor), 01/12/2026 (a)	338,572	323,844
Informatica, LLC
Senior Secured Second Lien Term Loan 7.125%, 02/25/2025	237,000	238,037
Senior Secured First Lien Term Loan 3.428% (1 Month LIBOR USD + 3.25%), 02/25/2027 (a)	1,089,270	1,046,244
Intrado Corp.
Senior Secured First Lien Term Loan 4.50% (3 Month LIBOR USD + 3.50%, 1.000% Floor), 10/10/2024 (a)	261,990	221,054
Senior Secured First Lien Term Loan 5.00% (3 Month LIBOR USD + 4.00%, 1.000% Floor), 10/10/2024 (a)	828,703	712,453
MA FinanceCo., LLC, Senior Secured First Lien Term Loan 2.678% (1 Month LIBOR USD + 2.50%), 06/21/2024 (a)	109,139	102,454
Merrill Communications, LLC, Senior Secured First Lien Term Loan 6.195% (6 Month LIBOR USD + 5.00%, 1.000% Floor), 10/05/2026 (a)	512,425	504,739
Moneygram International, Inc., Senior Secured First Lien Term Loan 7.00% (2 Month LIBOR USD + 6.00%, 1.000% Floor), 06/30/2023 (a)	900,545	827,375
NAB Holdings, LLC, Senior Secured First Lien Term Loan 4.00% (3 Month LIBOR USD + 3.00%, 1.000% Floor), 07/01/2024 (a)	486,306	470,501
Optiv Security, Inc., Senior Secured First Lien Term Loan 4.25% (1 Month LIBOR USD + 3.25%, 1.000% Floor), 02/01/2024 (a)	864,714	736,520
Presidio Holdings, Inc., Senior Secured First Lien Term Loan 4.27% (3 Month LIBOR USD + 3.50%), 01/22/2027 (a)	741,000	717,381
Project Alpha Intermediate Holding, Inc.
Senior Secured First Lien Term Loan 5.38% (6 Month LIBOR USD + 3.50%, 1.000% Floor), 04/26/2024 (a)	776,000	750,132
Senior Secured First Lien Term Loan 6.13% (6 Month LIBOR USD + 4.25%), 04/26/2024 (a)	534,600	517,226
ProQuest, LLC, Senior Secured First Lien Term Loan 3.678% (1 Month LIBOR USD + 3.50%), 10/23/2026 (a)	412,925	401,506
Rackspace Hosting, Inc., Senior Secured First Lien Term Loan 4.00% (3 Month LIBOR USD + 3.00%, 1.000% Floor), 11/03/2023 (a)	674,977	646,162
Rocket Software, Inc., Senior Secured First Lien Term Loan 4.428% (1 Month LIBOR USD + 4.25%), 11/28/2025 (a)	612,609	589,890
RP Crown Parent, LLC, Senior Secured First Lien Term Loan 3.75% (1 Month LIBOR USD + 2.75%, 1.000% Floor), 10/12/2023 (a)	545,225	531,594
Seattle SpinCo, Inc., Senior Secured First Lien Term Loan 2.678% (1 Month LIBOR USD + 2.50%), 06/21/2024 (a)	737,041	691,897
Severin Acquisition, LLC, Senior Secured First Lien Term Loan 3.425% (1 Month LIBOR USD + 3.25%), 08/01/2025 (a)	372,111	358,157
SolarWinds Holdings, Inc., Senior Secured First Lien Term Loan 2.928% (1 Month LIBOR USD + 2.75%), 02/05/2024 (a)	1,583,996	1,541,497
Solera, LLC, Senior Secured First Lien Term Loan 2.928% (1 Month LIBOR USD + 2.75%), 03/03/2023 (a)	759,133	735,672
TIBCO Software, Inc.
Senior Secured First Lien Term Loan 3.93% (1 Month LIBOR USD + 3.75%), 06/30/2026 (a)	1,119,486	1,060,712
Senior Secured Second Lien Term Loan 7.43% (1 Month LIBOR USD + 7.25%), 03/03/2028 (a)	263,000	254,947
TierPoint, LLC, Senior Secured First Lien Term Loan 4.75% (1 Month LIBOR USD + 3.75%, 1.000% Floor), 05/06/2024 (a)	445,166	426,048

Ultimate Software Group
Senior Secured First Lien Term Loan 3.928% (1 Month LIBOR USD + 3.75%), 05/04/2026 (a)	743,383	722,137
Senior Secured First Lien Term Loan 4.75% (3 Month LIBOR USD + 4.00%, 0.750% Floor), 05/04/2026 (a)	226,000	223,723
Vertafore, Inc., Senior Secured First Lien Term Loan 3.428% (1 Month LIBOR USD + 3.25%), 07/02/2025 (a)	797,850	755,923
VM Consolidated, Inc., Senior Secured First Lien Term Loan 3.558% (3 Month LIBOR USD + 3.25%), 02/28/2025 (a)	587,871	562,886
VS Buyer, LLC, Senior Secured First Lien Term Loan 3.428% (1 Month LIBOR USD + 3.25%), 02/26/2027 (a)	939,645	910,281
		26,699,118
TECHNOLOGY HARDWARE - 2.35%
Avaya, Inc., Senior Secured First Lien Term Loan 4.435% (1 Month LIBOR USD + 4.25%), 12/16/2024 (a)	1,303,442	1,207,640
Celestica, Inc., Senior Secured First Lien Term Loan 2.309% (1 Month LIBOR USD + 2.125%), 06/27/2025 (a)	527,455	494,985
CommScope, Inc., Senior Secured First Lien Term Loan 3.428% (1 Month LIBOR USD + 3.25%), 04/06/2026 (a)	640,163	608,689
Diebold Nixdorf, Inc.
Senior Secured First Lien Term Loan 4.938% (1 Month LIBOR USD + 4.75%), 04/29/2022 (a)	521,365	509,634
Senior Secured First Lien Term Loan 9.438% (1 Month LIBOR USD + 9.25%), 08/31/2022 (a)	256,579	256,793
Senior Secured First Lien Term Loan 2.938% (1 Month LIBOR USD + 2.75%), 11/06/2023 (a)	119,441	112,872
Microchip Technology, Inc., Senior Secured First Lien Term Loan 2.18% (1 Month LIBOR USD + 2.00%), 05/29/2025 (a)	321,421	312,883
MLN U.S. HoldCo, LLC, Senior Secured First Lien Term Loan 4.678% (1 Month LIBOR USD + 4.50%), 11/28/2025 (a)	980,075	809,179
MTS Systems Corp., Senior Secured First Lien Term Loan 4.00% (1 Month LIBOR USD + 3.25%, 0.750% Floor), 07/05/2023 (a)	338,639	326,787
Plantronics, Inc.
Senior Secured First Lien Term Loan 2.678% (1 Month LIBOR USD + 2.50%), 07/02/2025 (a)	449,494	411,615
Senior Secured First Lien Term Loan 3.572% (1 Month LIBOR USD + 2.50%), 07/02/2025 (a)	67,640	61,940
		5,113,017
TELECOMMUNICATION SERVICES - DIVERSIFIED - 6.28%
CenturyLink, Inc., Senior Secured First Lien Term Loan 2.428% (1 Month LIBOR USD + 2.25%), 03/15/2027 (a)	842,685	797,450
Connect U.S. Finco, LLC, Senior Secured First Lien Term Loan 5.50% (1 Month LIBOR USD + 4.50%, 1.000% Floor), 12/11/2026 (a)	1,246,875	1,177,524
Consolidated Communications, Inc., Senior Secured First Lien Term Loan 4.00% (1 Month LIBOR USD + 3.00%, 1.000% Floor), 10/05/2023 (a)	1,221,377	1,163,282
Coral-U.S. Co-Borrower, LLC, Senior Secured First Lien Term Loan 2.428% (1 Month LIBOR USD + 2.25%), 01/31/2028 (a)	585,000	557,397
Flexential Intermediate Corp., Senior Secured First Lien Term Loan 3.808% (3 Month LIBOR USD + 3.50%), 08/01/2024 (a)	764,367	618,181
Hargray Communications Group, Inc., Senior Secured First Lien Term Loan 4.00% (1 Month LIBOR USD + 3.00%, 1.000% Floor), 05/16/2024 (a)	790,550	760,213
LCPR Loan Financing, LLC, Senior Secured First Lien Term Loan 5.185% (1 Month LIBOR USD + 5.00%), 10/15/2026 (a)	535,000	532,325
Masergy Holdings, Inc., Senior Secured First Lien Term Loan 4.25% (1 Month LIBOR USD + 3.25%, 1.000% Floor), 12/15/2023 (a)	482,408	464,771
Maxar Technologies, Ltd., Senior Secured First Lien Term Loan 2.93% (1 Month LIBOR USD + 2.75%), 10/04/2024 (a)	1,025,786	964,561
Midcontinent Communications, Senior Secured First Lien Term Loan 1.934% (1 Month LIBOR USD + 1.75%), 08/17/2026 (a)	590,538	566,916
MTN Infrastructure TopCo, Inc., Senior Secured First Lien Term Loan 4.00% (1 Month LIBOR USD + 3.00%, 1.000% Floor), 11/15/2024 (a)	439,875	422,625
Northwest Fiber, LLC, Senior Secured First Lien Term Loan 5.674% (3 Month LIBOR USD + 5.50%), 05/21/2027 (a)	627,000	623,865
Numericable U.S., LLC, Senior Secured First Lien Term Loan 4.185% (1 Month LIBOR USD + 4.00%), 08/14/2026 (a)	364,450	351,889
Telesat Canada, Senior Secured First Lien Term Loan 2.93% (1 Month LIBOR USD + 2.75%), 12/07/2026 (a)	358,200	345,514
UPC Financing Partnership, Senior Secured First Lien Term Loan 2.435% (1 Month LIBOR USD + 2.25%), 04/28/2028 (a)	765,000	731,853
Virgin Media Bristol, LLC, Senior Secured First Lien Term Loan 2.685% (1 Month LIBOR USD + 2.50%), 01/31/2028 (a)	1,035,000	991,142
Xplornet Communications, Inc., Senior Secured First Lien Term Loan 4.928% (1 Month LIBOR USD + 4.75%), 06/10/2027 (a)	459,000	439,952
Zayo Group Holdings, Inc., Senior Secured First Lien Term Loan 3.178% (1 Month LIBOR USD + 3.00%), 03/09/2027 (a)	1,386,525	1,320,596
Ziggo Financing Partnership, Senior Secured First Lien Term Loan 2.685% (1 Month LIBOR USD + 2.50%), 04/28/2028 (a)	845,000	800,287
		13,630,343
TELECOMMUNICATION SERVICES - WIRELESS - 0.28%
T-Mobile U.S.A., Inc., Senior Secured First Lien Term Loan 3.178% (1 Month LIBOR USD + 3.00%), 04/01/2027 (a)	605,000	604,725
THRIFTS & MORTGAGES - 0.14%
PHH Mortgage Corp., Senior Secured First Lien Term Loan 7.00% (1 Month LIBOR USD + 6.00%, 1.000% Floor), 05/16/2022 (a)	325,754	304,580
TRANSPORTATION - 0.33%
PODS, LLC, Senior Secured First Lien Term Loan 3.75% (1 Month LIBOR USD + 2.75%, 1.000% Floor), 12/06/2024 (a)	747,692	719,422
UTILITIES - POWER - 0.79%
Calpine Construction Finance Co., L.P., Senior Secured First Lien Term Loan 2.178% (1 Month LIBOR USD + 2.00%), 01/15/2025 (a)	855,159	825,764
Frontera Generation Holdings, LLC, Senior Secured First Lien Term Loan 5.385% (3 Month LIBOR USD + 4.25%, 1.000% Floor), 05/02/2025 (a)	617,400	383,405
Lightstone Holdco, LLC
Senior Secured First Lien Term Loan 4.75% (3 Month LIBOR USD + 3.75%, 1.000% Floor), 01/30/2024 (a)	558,304	477,841
Senior Secured First Lien Term Loan 4.75% (3 Month LIBOR USD + 3.75%, 1.000% Floor), 01/30/2024 (a)	31,489	26,951
		1,713,961
TOTAL BANK LOANS (Cost $197,572,224)		184,955,017

CORPORATE BONDS - 10.79% (f)

AEROSPACE & DEFENSE - 0.40%
Bombardier, Inc. 6.00%, 10/15/2022 (c)(g)	344,000	243,363
Moog, Inc. 4.25%, 12/15/2027 (g)	640,000	622,400
		865,763
AUTOMOTIVE - 0.50%
Ford Motor Co.
8.50%, 04/21/2023	515,000	545,578
9.00%, 04/22/2025	505,000	547,458
		1,093,036
BUILDING PRODUCTS - 0.48%
WESCO Distribution, Inc.
7.125%, 06/15/2025 (g)	490,000	517,259
7.25%, 06/15/2028 (g)	490,000	519,400
		1,036,659
CASINOS & GAMING - 1.62%
Boyd Gaming Corp.
8.625%, 06/01/2025 (g)	245,000	256,484
4.75%, 12/01/2027 (g)	610,000	525,918
Colt Merger Sub, Inc. 6.25%, 07/01/2025 (g)	560,000	557,900
Eldorado Resorts, Inc. 7.00%, 08/01/2023	575,000	595,783
VICI Properties, L.P. / VICI Note Co., Inc.
3.50%, 02/15/2025 (g)	1,145,000	1,078,985
3.75%, 02/15/2027 (g)	525,000	494,403
		3,509,473
COMMERCIAL SERVICES - 0.84%
Garda World Security Corp. 4.625%, 02/15/2027 (c)(g)	1,200,000	1,185,750
Tempo Acquisition, LLC / Tempo Acquisition Finance Corp. 5.75%, 06/01/2025 (g)	625,000	643,359
		1,829,109
ENVIRONMENTAL SERVICES - 0.26%
GFL Environmental, Inc. 7.00%, 06/01/2026 (c)(g)	250,000	259,640
Stericycle, Inc. 5.375%, 07/15/2024 (g)	295,000	303,113
		562,753

FOOD & DRUG RETAIL - 0.22%
U.S. Foods, Inc. 6.25%, 04/15/2025 (g)	465,000	475,172
HEALTH CARE EQUIPMENT & SUPPLIES - 0.27%
Change Healthcare Holdings, LLC / Change Healthcare Finance, Inc. 5.75%, 03/01/2025 (g)	590,000	583,994
HEALTH CARE FACILITIES - 0.65%
LifePoint Health, Inc. 4.375%, 02/15/2027 (g)	370,000	350,575
Tenet Healthcare Corp.
7.50%, 04/01/2025 (g)	189,000	201,876
5.125%, 05/01/2025	555,000	536,246
4.625%, 06/15/2028 (g)	325,000	317,428
		1,406,125
HOTEL & LEISURE - 0.72%
Hilton Domestic Operating Co., Inc.
5.375%, 05/01/2025 (g)	155,000	155,678
5.75%, 05/01/2028 (g)	155,000	157,228
Hyatt Hotels Corp. 5.375%, 04/23/2025	285,000	302,318
NCL Corp., Ltd. 3.625%, 12/15/2024 (c)(g)	720,000	441,900
Wyndham Destinations, Inc. 4.625%, 03/01/2030 (g)	560,000	516,163
		1,573,287
LIFE SCIENCES - 0.31%
Avantor, Inc. 6.00%, 10/01/2024 (g)	650,000	679,900
MANAGED HEALTH CARE - 0.24%
MPH Acquisition Holdings, LLC 7.125%, 06/01/2024 (g)	550,000	513,554
MEDIA - BROADCASTING - 0.43%
Cumulus Media New Holdings, Inc. 6.75%, 07/01/2026 (g)	485,000	448,851
Univision Communications, Inc. 6.625%, 06/01/2027 (g)	515,000	493,756
		942,607
MEDIA - CABLE & SATELLITE - 1.10%
Block Communications, Inc. 4.875%, 03/01/2028 (g)	535,000	529,722
DISH DBS Corp.
6.75%, 06/01/2021	365,000	372,446
5.875%, 07/15/2022	1,450,000	1,477,585
		2,379,753
MEDIA - DIVERSIFIED - 0.30%
Match Group, Inc. 4.625%, 06/01/2028 (g)	640,000	648,400
PHARMACEUTICALS & BIOTECHNOLOGY - 0.37%
Bausch Health Cos., Inc. 5.50%, 11/01/2025 (c)(g)	775,000	795,150
REITs - 0.31%
GEO Group, Inc. 5.125%, 04/01/2023	780,000	677,138
RETAILING - 0.27%
QVC, Inc.
4.85%, 04/01/2024	255,000	257,958
4.75%, 02/15/2027	350,000	339,981
		597,939
SOFTWARE & SERVICES - 0.38%
Boxer Parent Co., Inc. 7.125%, 10/02/2025 (g)	385,000	404,394
Presidio Holdings, Inc. 4.875%, 02/01/2027 (g)	425,000	416,169
		820,563
TECHNOLOGY HARDWARE - 0.12%
Dell International, LLC / EMC Corp. 5.85%, 07/15/2025 (g)	220,000	253,155
TELECOMMUNICATION SERVICES - DIVERSIFIED - 1.00%
CenturyLink, Inc. 6.75%, 12/01/2023	625,000	673,372
Hughes Satellite Systems Corp.
5.25%, 08/01/2026	975,000	1,011,816
6.625%, 08/01/2026	472,000	491,560
		2,176,748
TOTAL CORPORATE BONDS (Cost $23,946,363)		23,420,278

	Shares
EQUITIES - 0.02%

MEDIA - BROADCASTING - 0.02%
Cumulus Media, Inc. (b)	8,437	33,326
MEDIA - DIVERSIFIED - 0.00%
Pacifico, Inc. (b)(e)	2,592	233
OIL & GAS STORAGE & TRANSPORT - 0.00%
Southcross Energy Partners, L.P. (b)	63	–
Southcross Energy Partners, L.P.	63	536
		536
TOTAL EQUITIES (Cost $192,911)		34,095

MONEY MARKET FUND - 3.88%

First American Government Obligations Fund - Class X, 0.09% (d)	8,421,040	8,421,040
TOTAL MONEY MARKET FUND (Cost $8,421,040)		8,421,040
Total Investments (Cost $230,132,538) - 99.88%		216,830,430
Other Assets in Excess of Liabilities - 0.12%		268,116
TOTAL NET ASSETS - 100.00%		$217,098,546

Percentages are stated as a percent of net assets.

LIBOR	London Interbank Offered Rate
PLC	Public Limited Company
REIT	Real Estate Investment Trust
(a)	Variable rate securities. The coupon rate shown is the effective interest rate as of June 30, 2020.
(b)	Non-income producing security.
(c)	U.S. traded security of a foreign issuer.
(d)	Rate shown is the 7-day annualized yield as of June 30, 2020.
(e)	Value determined using significant unobservable inputs.
(f)	All or a portion is posted as collateral for delayed settlement securities.
(g)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in the program or other "qualified institutional buyers." As of June 30, 2020, the value of these investments was
$15,591,039 or 7.18% of total net assets.
(h)	Variable rate security. Final terms of the bank loan are not yet known, so reference index and spread information may not be presented.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI,
Inc. and Standard & Poor's Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by Shenkman Capital Management, Inc. Industries presented are at the discretion of Shenkman Capital Management, Inc. and therefore may not follow the exact naming convention prescribed by GICS.

Shenkman Capital Floating Rate High Income Fund
Summary of Fair Value Disclosure at June 30, 2020 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  Accounting principles generally accepted in the United States of America ("U.S. GAAP") establish a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the
Fund has the ability to access.
Level 2 –	Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 –	Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2020:

Shenkman Capital Floating Rate High Income Fund

	Level 1	Level 2	Level 3	Total
Fixed Income
Bank Loans	$-	$184,955,017	$-	$184,955,017
Corporate Bonds	-	23,420,278	-	23,420,278
Total Fixed Income	-	208,375,295	-	208,375,295
Equities
Information	33,326	-	233	33,559
Mining, Quarrying, and Oil and Gas Extraction	-	536	-	536
Total Equities	33,326	536	233	34,095
Money Market Fund	8,421,040	-	-	8,421,040
Total Investments	$8,454,366	$208,375,831	$233	$216,830,430

Refer to the Fund's schedule of investments for a detailed break-out of holdings by industry classification.
For the period ended June 30, 2020, the Fund did not recognize any transfers to or from Level 3.

Shenkman Capital Floating Rate High Income Fund
Level 3 Reconciliation Disclosure

	Equities	Warrants	Total
Balance as of September 30, 2019	$42,793	$13,268	$56,061
Sales	(7,192)	(1,287)	(8,479)
Realized loss	(32,795)	(2,385)	(35,180)
Change in unrealized appreciation	(2,573)	(9,596)	(12,169)
Balance as of June 30, 2020	$233	$-	$233

Change in unrealized appreciation/(depreciation) during the period for
Level 3 investments held at June 30, 2020	$(2,573)

The Level 3 investments as of June 30, 2020 represented 0.00% of net assets and did not warrant a disclosure of significant unobservable valuation inputs.